Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss

Note	20 | Financial assets at fair value through profit or loss

	12.31.23	12.31.22

Negotiable instruments	588	42,713
Mutual funds	82,040	46,666
Total Financial assets at fair value through profit or loss	82,628	89,379